2. Investment Securities (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Unrealized losses in the investment securites portfolio relating to debt securities	$ 738	$ 1,400	$ 609
Proceeds from sales of investment securities available for sale	20,700	36,000	0
Gains on sales of available for sale securities	226	15	0
Securities pledged to secure public deposits	$ 66,000	$ 93,000	$ 105,600